Derivative Liabilities	12 Months Ended
Aug. 31, 2020
Derivative Liabilities [Abstract]
Derivative Liabilities [Text Block]

12. Derivative Liabilities

The derivative liabilities consist of the warrants denominated in foreign currency, and certain warrants with exercise prices that are subject to adjustment from time to time in the event of certain common share rights offering (collectively referred to as "liability classified warrants").

The following table summarizes information concerning the derivative liabilities as at the beginning and end of the respective reporting periods:

	Number
	of Warrants	Amount
Warrants denominated in foreign currency
Balance - September 1, 2018	6,466,513	$54
Decrease in fair value	—	(53)

Balance - August 31, 2019 and August 31, 2020	6,466,513	$1

Other warrants subject to potential price adjustment
Balance - September 1, 2018	16,900,000	$109,767
Issued	4,575,000	44,199
Decrease in fair value	—	(126,898)

Balance - August 31, 2019	21,475,000	27,068
Increase in fair value	—	32,758

Balance - August 31, 2020	21,475,000	$59,826

Total derivative liabilities		$59,827